                              PROSPECTUS SUPPLEMENT
                        TO THE CLASS A AND CLASS C SHARES
                         PROSPECTUS DATED MARCH 1, 2006
                               (THE "PROSPECTUS")

                        AMERICAN INDEPENDENCE FUNDS TRUST
                        NESTEGG DOW JONES U.S. 2010 FUND
                        NESTEGG DOW JONES U.S. 2015 FUND
                        NESTEGG DOW JONES U.S. 2020 FUND
                        NESTEGG DOW JONES U.S. 2030 FUND
                        NESTEGG DOW JONES U.S. 2040 FUND

                                  (THE "FUNDS")

Effective immediately, the first paragraph on page 2 is hereby replaced with the following:

      As each Fund reaches the stated target date, Fund assets will be invested in an allocation strategy that will be approximately 28% of the risk of the U.S. Stock Market. The Funds will continue to decrease its equity exposure for ten years after the target date and at that point will be held at approximately 20% of the risk of the U.S. Stock Market.

The ticker symbol and/or Cusip number for the Class C shares should be corrected as follows:

Fund Name                           Page No.   Ticker     Cusip
---------                           -------    ------     -----
NestEgg Dow Jones U.S. 2010 Fund    page  4    NECNX      026762674
NestEgg Dow Jones U.S. 2015 Fund    page  9    NENCX      026762666
NestEgg Dow Jones U.S. 2020 Fund    Page 14    NEDJX      026762658
NestEgg Dow Jones U.S. 2030 Fund    Page 19    NEDVX      026762641
NestEgg Dow Jones U.S. 2040 Fund    Page 24    NEJVX      026762633

The following section should be added to the Prospectus following page 34:

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

The financial intermediary through which you purchase or hold your shares may receive all or a portion of the sales charges, Rule 12b-1 distribution fees and shareholder servicing fees, to the extent applicable and as described above. In addition, AIFS, out of its own resources, may make additional cash payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS' promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support ("Distribution Related Payments"). This compensation from AIFS is not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because it is not paid by the Fund. AIFS compensates financial intermediaries differently depending upon the level and/or type of marketing and administrative support provided by the financial intermediary.

A number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." AIFS' goals include making the investment representatives who interact with current shareholders and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

Payments may also be made by the Funds or AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services ("Service Related Payments"). Payments may also be made for administrative services related to the distribution of the Funds' shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and "due diligence" or training meetings and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS' promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You can find further details in the SAI about the payments made by AIFS and the services provided by your financial intermediary. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

The following paragraph replaces the last paragraph contained on pages 44 and 45 in its entirety:

      The Funds impose a 2.00% redemption fee (short-term trading fee) on Fund shares redeemed 60 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption and is deducted from the redemption proceeds. The fee is paid to the Fund to offset costs associated with, and generally to discourage, short-term shareholder trading. It does not apply to shares that are acquired through reinvestment of distributions. The redemption fee also does not apply to
      (1) redemptions
      following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (2) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; (3) redemptions from a Systematic Withdrawal Plan; (4) shares held in omnibus accounts on the books of certain financial intermediaries.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              PROSPECTUS SUPPLEMENT
                        TO THE INSTITUTIONAL CLASS SHARES
                         PROSPECTUS DATED MARCH 1, 2006
                               (THE "PROSPECTUS")

                        AMERICAN INDEPENDENCE FUNDS TRUST
                        NESTEGG DOW JONES U.S. 2010 FUND
                        NESTEGG DOW JONES U.S. 2015 FUND
                        NESTEGG DOW JONES U.S. 2020 FUND
                        NESTEGG DOW JONES U.S. 2030 FUND
                        NESTEGG DOW JONES U.S. 2040 FUND
                                  (THE "FUNDS")

Effective immediately, the first paragraph on page 2 is hereby replaced with the following:

      As each Fund reaches the stated target date, Fund assets will be invested in an allocation strategy that will be approximately 28% of the risk of the U.S. Stock Market. The Funds will continue to decrease its equity exposure for ten years after the target date and at that point will be held at approximately 20% of the risk of the U.S. Stock Market.

The following section should be added to the Prospectus following page 35:

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

The financial intermediary through which you purchase or hold your shares may receive all or a portion of the sales charges, Rule 12b-1 distribution fees and shareholder servicing fees, to the extent applicable and as described above. In addition, AIFS, out of its own resources, may make additional cash payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS' promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support ("Distribution Related Payments"). This compensation from AIFS is not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because it is not paid by the Fund. AIFS compensates financial intermediaries differently depending upon the level and/or type of marketing and administrative support provided by the financial intermediary.

A number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." AIFS' goals include making the investment representatives who interact with current shareholders and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

Payments may also be made by the Funds or AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services ("Service Related Payments"). Payments may also be made for administrative services related to the distribution of the Funds' shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and "due diligence" or training meetings and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS' promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You can find further details in the SAI about the payments made by AIFS and the services provided by your financial intermediary. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

The following paragraph replaces the last paragraph contained on pages 41 and 42 in its entirety:

      The Funds impose a 2.00% redemption fee (short-term trading fee) on Fund shares redeemed 60 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption and is deducted from the redemption proceeds. The fee is paid to the Fund to offset costs associated with, and generally to discourage, short-term shareholder trading. It does not apply to shares that are acquired through reinvestment of distributions. The redemption fee also does not apply to
      (1) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (2) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; (3) redemptions from a Systematic Withdrawal Plan;
      (4) shares held in omnibus accounts on the books of certain financial intermediaries.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              PROSPECTUS SUPPLEMENT
                        TO THE CLASS A AND CLASS C SHARES
                         PROSPECTUS DATED MARCH 1, 2006
                               (THE "PROSPECTUS")

                        AMERICAN INDEPENDENCE FUNDS TRUST
                                   STOCK FUND
                            INTERNATIONAL EQUITY FUND
                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                           KANSAS TAX-EXEMPT BOND FUND
                                  (THE "FUNDS")

The following Cusip numbers should be added and the Ticker Symbols corrected as follows:

Fund                                       Page       Ticker     Cusip
Stock Fund - Class A                        1         IFCSX
Stock Fund - Class C                        1         ISFSX      026762732

International Equity Fund - Class A         4         IIESX
International Equity Fund - Class C         4         IEFSX

Short-Term Bond Fund - Class A              8         ISTSX
Short-Term Bond Fund - Class C              8         ITBSX

Intermediate Bond Fund - Class A            12        IBFSX
Intermediate Bond Fund - Class C            12        IIBSX

Kansas Tax-Exempt Fund - Class A            16                   026762856
Kansas Tax-Exempt Fund - Class C            16        IKTEX

The following section should be added to the Prospectus following page 26:

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

The financial intermediary through which you purchase or hold your shares may receive all or a portion of the sales charges, Rule 12b-1 distribution fees and shareholder servicing fees, to the extent applicable and as described above. In addition, AIFS, out of its own resources, may make additional cash payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS' promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support ("Distribution Related Payments"). This compensation from AIFS is not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because it is not paid by the Fund. AIFS compensates financial intermediaries differently depending upon the level and/or type of marketing and administrative support provided by the financial intermediary.

A number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." AIFS' goals include making the investment representatives who interact with current shareholders and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

Payments may also be made by the Funds or AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services ("Service Related Payments"). Payments may also be made for administrative services related to the distribution of the Funds' shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and "due diligence" or training meetings and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS' promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You can find further details in the SAI about the payments made by AIFS and the services provided by your financial intermediary. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

The following paragraph replaces the first paragraph contained on page 37 in its entirety:

      The Funds impose a 2.00% redemption fee (short-term trading fee) on Fund shares redeemed 60 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption and is deducted from the redemption proceeds. The fee is paid to the Fund to offset costs associated with, and generally to discourage, short-term shareholder trading. It does not apply to shares that are acquired through reinvestment of distributions. The redemption fee also does not apply to
      (1) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (2) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; (3) redemptions from a Systematic Withdrawal Plan;
      (4) shares held in omnibus accounts on the books of certain financial intermediaries.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              PROSPECTUS SUPPLEMENT
                        TO THE INSTITUTIONAL CLASS SHARES
                         PROSPECTUS DATED MARCH 1, 2006
                                (THE "PROSPECTUS")

                        AMERICAN INDEPENDENCE FUNDS TRUST
                                   STOCK FUND
                            INTERNATIONAL EQUITY FUND
                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                           KANSAS TAX-EXEMPT BOND FUND
                                  (THE "FUNDS")

The Cusip number for the Kansas Tax-Exempt Bond Fund shown on page 18 should be changed as follows:

      Kansas Tax-Exempt Fund Cusip Number 026762864

The following section should be added to the Prospectus following page 25 of the
Prospectus:

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

The financial intermediary through which you purchase or hold your shares may receive all or a portion of the sales charges, Rule 12b-1 distribution fees and shareholder servicing fees, to the extent applicable and as described above. In addition, AIFS, out of its own resources, may make additional cash payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS' promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support ("Distribution Related Payments"). This compensation from AIFS is not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because it is not paid by the Fund. AIFS compensates financial intermediaries differently depending upon the level and/or type of marketing and administrative support provided by the financial intermediary.

A number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." AIFS' goals include making the investment representatives who interact with current shareholders and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

Payments may also be made by the Funds or AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services ("Service Related Payments"). Payments may also be made for administrative services related to the distribution of the Funds' shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and "due diligence" or training meetings and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS' promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You can find further details in the SAI about the payments made by AIFS and the services provided by your financial intermediary. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

The following paragraph is inserted after the first paragraph contained on page 36:

      The Funds impose a 2.00% redemption fee (short-term trading fee) on Fund shares redeemed 60 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption and is deducted from the redemption proceeds. The fee is paid to the Fund to offset costs associated with, and generally to discourage, short-term shareholder trading. It does not apply to shares that are acquired through reinvestment of distributions. The redemption fee also does not apply to
      (1) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (2) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; (3) redemptions from a Systematic Withdrawal Plan;
      (4) shares held in omnibus accounts on the books of certain financial intermediaries.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2006
                                   (THE "SAI")

                        AMERICAN INDEPENDENCE FUNDS TRUST
                        NESTEGG DOW JONES U.S. 2010 FUND
                        NESTEGG DOW JONES U.S. 2015 FUND
                        NESTEGG DOW JONES U.S. 2020 FUND
                        NESTEGG DOW JONES U.S. 2030 FUND
                        NESTEGG DOW JONES U.S. 2040 FUND
                                  (THE "FUNDS")

STATEMENT OF ADDITIONAL INFORMATION

The following paragraphs are inserted immediately preceding the section entitled "Custodian, Transfer Agent and Dividend Disbursing Agent on page 40 of the SAI:

PAYMENTS TO FINANCIAL INTERMEDIARIES

Your financial intermediary may receive various forms of compensation from you, the Funds or AIFS in connection with the sale of shares of a Fund to you or your remaining an investor in a Fund. The compensation that the financial intermediary receives will vary by class of shares and among financial intermediaries. These types of payments include:

      - PAYMENTS FROM YOUR INVESTMENT. Contingent deferred sales charges or initial front-end sales charges (if applicable), which are payable from your investment to the Distributor and all or a portion of which are payable by the Distributor to financial intermediaries (see "A Choice of Share Classes" in the Prospectus);

      - PAYMENTS FROM FUND ASSETS. Ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's Distribution Plans adopted under Rule 12b-1 under the Investment Company Act and Shareholder Servicing Plan, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see "Distribution and Service Plans" in the SAI).

            Shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, which are paid from the assets of a Fund as reimbursement to the financial intermediary for expenses they incur on behalf of the Fund.

- PAYMENTS BY AIFS OUT OF ITS OWN ASSETS. AIFS may make these payments in addition to payments described above. Your financial intermediary may receive payments from AIFS that fall within one or more of the following categories, each of which is described in greater detail below:

      -     Distribution Related Payments;
      -     Service Related Payments;
      -     Processing Related Payments; and
      -     Other Payments.

      These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS' promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

      Distribution Related Payments. AIFS may make payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS' promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support. AIFS compensates financial intermediaries differently depending upon, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary. In the case of any one financial intermediary, Distribution Related Payments generally will not exceed the sum of 0.15% of that financial intermediary's total sales of the Funds, and 0.15% of the total assets of these funds attributable to that financial intermediary, on an annual basis.

      As noted above a number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." AIFS' goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services

      Service Related Payments. Payments may also be made by AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services. Payments may also be made for administrative services related to the distribution of the Funds' shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

AIFS compensates financial intermediaries differently depending upon, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary. Service Related Payments to a financial intermediary generally will not exceed, on an annual basis for any calendar year, 0.25% of the assets attributable to that financial intermediary.

Processing Related Payments. AIFS may make payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation and transaction processing. The types of payments that AIFS may make under this category include, among others, payment of networking fees or one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading system.

Other Payments. Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or rules of the National Association of Securities Dealers) and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences. AIFS makes payments for entertainment events it deems appropriate, subject to AIFS' policies and applicable law. These payments may vary depending on the nature of the event.

As of [Insert Date of Supplement], the following financial intermediaries that are broker dealers have been approved by the Board of Trustees to receive Distribution Related and/or Service Related Payments:

Pershing
Fidelity Brokerage Services LLC
Fiserv Trust Company
Benefit Plan Administrators

A.G. Edwards & Sons

Any additions or deletions to the list of financial intermediaries identified above that have occurred since [Insert Date of Supplement] are not reflected.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2006
                                   (THE "SAI")

                        AMERICAN INDEPENDENCE FUNDS TRUST
                                   STOCK FUND
                            INTERNATIONAL EQUITY FUND
                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                           KANSAS TAX-EXEMPT BOND FUND
                                  (THE "FUNDS")

The following paragraphs are inserted immediately preceding the section entitled "Custodian, Transfer Agent and Dividend Disbursing Agent:"

PAYMENTS TO FINANCIAL INTERMEDIARIES

Your financial intermediary may receive various forms of compensation from you, the Funds or AIFS in connection with the sale of shares of a Fund to you or your remaining an investor in a Fund. The compensation that the financial intermediary receives will vary by class of shares and among financial intermediaries. These types of payments include:

      - PAYMENTS FROM YOUR INVESTMENT. Contingent deferred sales charges or initial front-end sales charges (if applicable), which are payable from your investment to the Distributor and all or a portion of which are payable by the Distributor to financial intermediaries (see "A Choice of Share Classes" in the Prospectus);

      - PAYMENTS FROM FUND ASSETS. Ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's Distribution Plans adopted under Rule 12b-1 under the Investment Company Act and Shareholder Servicing Plan, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see "Distribution and Service Plans" in the SAI).

            Shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, which are paid from the assets of a Fund as reimbursement to the financial intermediary for expenses they incur on behalf of the Fund.

      - PAYMENTS BY AIFS OUT OF ITS OWN ASSETS. AIFS may make these payments in addition to payments described above. Your financial intermediary may receive payments from AIFS that fall within one or more of the following categories, each of which is described in greater detail below:

-     Distribution Related Payments;
-     Service Related Payments;
-     Processing Related Payments; and
-     Other Payments.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS' promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

Distribution Related Payments. AIFS may make payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS' promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support. AIFS compensates financial intermediaries differently depending upon, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary. In the case of any one financial intermediary, Distribution Related Payments generally will not exceed the sum of 0.15% of that financial intermediary's total sales of the Funds, and 0.15% of the total assets of these funds attributable to that financial intermediary, on an annual basis.

As noted above a number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a "preferred list." AIFS' goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services

Service Related Payments. Payments may also be made by AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services. Payments may also be made for administrative services related to the distribution of the Funds' shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

AIFS compensates financial intermediaries differently depending upon, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary. Service Related Payments to a financial intermediary generally will not exceed, on an annual basis for any calendar year, 0.25% of the assets attributable to that financial intermediary.

Processing Related Payments. AIFS may make payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation and transaction processing. The types of payments that AIFS may make under this category include, among others, payment of networking fees or one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading system.

Other Payments. Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or rules of the National Association of Securities Dealers) and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences. AIFS makes payments for entertainment events it deems appropriate, subject to AIFS' policies and applicable law. These payments may vary depending on the nature of the event.

As of [Insert Date of Supplement], the following financial intermediaries that are broker dealers have been approved by the Board of Trustees to receive Distribution Related and/or Service Related Payments:

Pershing
Fidelity Brokerage Services LLC
Fiserv Trust Company
Benefit Plan Administrators
A.G. Edwards & Sons

Any additions or deletions to the list of financial intermediaries identified above that have occurred since [Insert Date of Supplement] are not reflected.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE